Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Dunham Emerging Markets Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Dunham Emerging Markets Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 89 of the Fund's Prospectus and in How to Buy and Sell Shares on page 88 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s Sub-Adviser seeks to achieve the Fund’s investment objective by investing primarily in emerging market equity securities traded on foreign stock exchanges. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. The Fund defines equity securities to include: common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund defines an emerging market country as any country included in the MSCI Emerging Markets Index. Emerging market countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

The Sub-Adviser’s disciplined investment process seeks to capture returns from identifying the inefficiencies from markets failing to price in the impact of economic liquidity (especially monetary conditions), the under-appreciated impact of structural change, and the underpricing of sustainable competitive advantage in companies. Therefore, the Sub-Adviser generally buys stocks of companies in countries that exhibit these traits and are generating high and improving Returns on Invested Capital and generally sells stocks of companies that are less attractive regarding the aforementioned metrics.

The Fund may also engage in securities lending.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Foreign Investing Risk – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Risk of Investing in Asia – The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The Asian region,and particularly China, Japan and South Korea, may be adversely affected by political, military, economic and other factors related to North Korea. In addition, China’s long-running conflict over Taiwan, border disputes with many of its neighbors and historically strained relations with Japan could adversely impact economies in the region. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

Portfolio Turnover Risk – A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The successful use of hedging and risk management techniques may be adversely affected by imperfect correlation between movements in the price of the hedging vehicles and the securities being hedged.

Securities Lending Risk – The risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 3DUNHAM (338-6426)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dunham.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Annual Total Return for Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a quarter was 23.36% (quarter ended September 30, 2010) and the lowest return for a quarter was -26.44% (quarter ended September 30, 2011).

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the periods ended December 31, 2019
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The Class A sales charge is reflected in the average annual total return table.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution. After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.

Dunham Emerging Markets Stock Fund | MSCI Emerging Markets Index Net
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index Net
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	5.61%
10 Years	rr_AverageAnnualReturnYear10	3.68%
Dunham Emerging Markets Stock Fund | Morningstar Diversified Emerging Markets Category
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar Diversified Emerging Markets Category (return before taxes)
1 Year	rr_AverageAnnualReturnYear01	19.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	4.84%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.75%	[1]
Dunham Emerging Markets Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	0.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	$ 745
3 Years	rr_ExpenseExampleYear03	1,103
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	$ 2,549
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	15.72%
5 Years	rr_AverageAnnualReturnYear05	1.89%
10 Years	rr_AverageAnnualReturnYear10	0.87%
Dunham Emerging Markets Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%
1 Year	rr_ExpenseExampleYear01	$ 256
3 Years	rr_ExpenseExampleYear03	788
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	$ 2,866
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	21.88%
5 Years	rr_AverageAnnualReturnYear05	2.32%
10 Years	rr_AverageAnnualReturnYear10	0.69%
Dunham Emerging Markets Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
1 Year	rr_ExpenseExampleYear01	$ 156
3 Years	rr_ExpenseExampleYear03	483
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	$ 1,824
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	(22.59%)
Annual Return 2012	rr_AnnualReturn2012	18.68%
Annual Return 2013	rr_AnnualReturn2013	(3.65%)
Annual Return 2014	rr_AnnualReturn2014	(1.69%)
Annual Return 2015	rr_AnnualReturn2015	(20.68%)
Annual Return 2016	rr_AnnualReturn2016	13.21%
Annual Return 2017	rr_AnnualReturn2017	33.76%
Annual Return 2018	rr_AnnualReturn2018	(20.16%)
Annual Return 2019	rr_AnnualReturn2019	23.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.44%)
Label	rr_AverageAnnualReturnLabel	return before taxes
1 Year	rr_AverageAnnualReturnYear01	23.04%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Dunham Emerging Markets Stock Fund | Class N | return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	23.00%
5 Years	rr_AverageAnnualReturnYear05	3.06%
10 Years	rr_AverageAnnualReturnYear10	1.53%
Dunham Emerging Markets Stock Fund | Class N | return after taxes on distributions and sale of Fund shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	2.58%
10 Years	rr_AverageAnnualReturnYear10	1.31%

[1]	The Morningstar Diversified Emerging Markets Category is generally representative of mutual funds that primarily invest among 20 or more developing nations, with a general focus on the emerging markets of Asia and Latin America rather than on the emerging markets countries in the Middle East, Africa, or Europe.
[2]	Management Fees have been restated to reflect a new Sub-Advisory agreement that was effective April 1, 2019. The Management fees assume the Sub-Adviser’s base fee. Actual Sub-Advisory fees may be higher or lower depending on Fund performance. The new Sub-Advisory Fee is a fulcrum fee with a base or fulcrum of 45 bps (0.45%) and can range from 0.05% to 0.85% based on the Fund’s performance relative to the MSCI Emerging Markets Index (Net), the Fund’s benchmark.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies